Summary of material accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary of material accounting policies
Basis of preparation

Basis of preparation

The unaudited consolidated interim financial statements of the Group for the three and six months ended June 30, 2024 and 2023, have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Annual Report for the year ended December 31, 2023 which was prepared in accordance with IFRS® Accounting Standards and related interpretations as issued by the International Accounting Standards Board (“IASB”).

The unaudited consolidated interim financial statements are presented in U.S. dollar rounded to the nearest million. The functional currency of the Company is euro.

Income tax in interim periods is accrued using the effective tax rate expected to be applied to annual earnings.

The accounting policies, presentation and methods of computation followed in the unaudited consolidated interim financial statements are consistent with those applied in the Group’s latest Annual Report.

Going concern

Going concern

At the date that the interim consolidated financial statements were approved for issue by the Board, the Board has formed the judgment that there is a reasonable expectation that the Group will have adequate resources to continue in operational existence for the foreseeable future. Accordingly, these interim consolidated financial statements have been prepared on a going concern basis. In assessing whether the going concern assumption is appropriate, the Board has taken into account all available information about a period, extending to at least, June 30, 2025. In arriving at its conclusion, the Board has taken account of the Group’s current and anticipated trading performance, together with current and anticipated levels of cash and net debt and the availability of committed borrowing facilities and, as a result, it is the Board’s judgment that it is appropriate to prepare the interim consolidated financial statements on a going concern basis.

Recent changes in accounting pronouncements

Recent changes in accounting pronouncements

The Board continues to assess the disclosure requirements introduced by Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements, effective for annual reporting periods beginning on or after January 1, 2024.

The impact of other new standards, amendments to existing standards and interpretations issued and effective for annual periods beginning on or after January 1, 2024 have been assessed by the Board. None of these new standards or amendments to existing standards effective January 1, 2024 have had or are expected to have a material impact for the Group.

The Board’s assessment of the impact of new standards, including the recently issued IFRS 18 “Presentation and Disclosure in Financial Statements”, which are not yet effective and which have not been early adopted by the Group, on the consolidated interim financial statements is on-going.